Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2010
Retirement and Severance Benefits
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

The Company and certain subsidiaries have contributory, funded benefit pension plans covering substantially all employees who meet eligibility requirements. Benefits under the plans are primarily based on the combination of years of service and compensation.

In addition to the plans described above, upon retirement or termination of employment for reasons other than dismissal, employees are entitled to lump-sum payments based on the current rate of pay and length of service. If the termination is involuntary or caused by death, the severance payment is greater than in the case of voluntary termination. The lump-sum payment plans are not funded.

Effective April 1, 2002, the Company and some of the above-mentioned subsidiaries amended their benefit pension plans by introducing a "point-based benefits system," and their lump-sum payment plans to cash balance pension plans. Under point-based benefits system, benefits are calculated based on accumulated points allocated to employees each year according to their job classification and years of service. Under the cash balance pension plans, each participant has an account which is credited yearly based on the current rate of pay and market-related interest rate.

During the year ended March 31, 2009, the Company changed the measurement date to March 31 for those postretirement benefit plans with a December 31 measurement date in conformity with the measurement date provisions of ASC 715 "Compensation-Retirement Benefits." The benefit obligations and plan assets of these plans were remeasured as of April 1, 2008. Net periodic benefit cost, net of tax, for the period from January 1, 2008 to March 31, 2008, in the amount of 3,727 million yen has been recorded as a reduction of beginning fiscal 2009 balance of "retained earnings." Changes in fair value of plan assets and benefit obligations during the same transition period has been recorded, as a reduction of beginning fiscal 2009 balance of "accumulated other comprehensive income (loss)," in the amount of 73,571 million yen, net of tax of 44,726 million yen.

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)

Benefit obligations at end of year	2,241,669	2,214,107

Change in plan assets:
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)

Fair value of plan assets at end of year	1,746,518	1,775,007

Funded status	(495,151)	(439,100)

The accumulated benefit obligation for the pension plans was 2,184,954 million yen and 2,155,066 million yen at March 31, 2011 and 2010, respectively.

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,135,047	2,094,302
Fair value of plan assets	1,635,656	1,649,951
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	1,632,963	1,649,951

Accounts recognized in the consolidated balance sheet at March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Other assets	4,240	5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)

	(495,151)	(439,100)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Prior service benefit	(172,964)	(197,508)
Actuarial loss	530,195	455,780

	357,231	258,272

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for the three years ended March 31, 2011 consist of the following components:

	Yen (millions)
	2011	2010	2009
Service cost - benefits earned during the year	55,371	50,285	49,660
Interest cost on projected benefit obligation	57,093	51,239	50,114
Expected return on plan assets	(55,583)	(43,971)	(48,659)
Amortization of prior service benefit	(24,544)	(25,011)	(24,606)
Recognized actuarial loss	27,616	43,576	22,391

Net periodic benefit cost	59,953	76,118	48,900

The estimated prior service benefit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012 are gains of 24,572 million yen and losses of 41,814 million yen, respectively.

Weighted-average assumptions used to determine benefit obligations at March 31, 2011 and 2010 are as follows:

	2011	2010
Discount rate	2.5%	2.6%
Rate of compensation increase	1.8%	1.8%

Weighted-average assumptions used to determine net cost for the three years ended March 31, 2011 are as follows:

	2011	2010	2009
Discount rate	2.6%	2.7%	2.7%
Expected return on plan assets	3.2%	3.1%	3.1%
Rate of compensation increase	1.8%	1.7%	1.7%

The expected return on plan assets is determined based on the portfolio as a whole and not on the sum of the returns on individual asset categories, considering long-term historical returns, asset allocation, and future estimates of long-term investment returns.

Each plan of the Company has a different investment policy, which is designed to ensure sufficient plan assets are available to provide future payments of pension benefits to the eligible plan participants and is individually monitored for compliance and appropriateness on an on-going basis. Considering the expected long-term rate of return on plan assets, each plan of the Company establishes a "basic" portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the "basic" portfolio in order to generate a total return that will satisfy the expected return on a mid-term to long-term basis. The Company evaluates the difference between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the "basic" portfolio. The Company revises the "basic" portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The Company's pension plan assets allocation is approximately 40% for equity securities, approximately 40% for debt securities, and approximately 20% for other investments, primarily for life insurance company general accounts.

For the Company's major defined benefit pension plans, equity investments are invested mainly in listed equity securities, broadly in Japanese equity, developed international equity and emerging markets. The debt securities investments are comprised primarily of government, municipal, and corporate bonds. The Company mainly chooses debt securities with rating above BBB, high liquidity and appropriate repayment, and has appropriately diversified the investments by sector and geography. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. Other investments include fund-of-funds investment, equity long/short hedge funds investment and private equity investment. Fund-of-funds investment and equity long/short hedge funds investment are primarily invested in listed equity securities with frequency of transactions and stable return, while private equity investment are diversified products with low correlation.

The fair values of the Company's pension plan assets at March 31, 2011 and 2010, by asset category are as follows:

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	44,336	20,281	—	64,617
Equity securities:
Japanese companies	116,053	—	—	116,053
Foreign companies	84,218	—	—	84,218
Commingled funds (a)	—	485,091	—	485,091
Debt securities:
Government and Municipal bonds	204,898	—	—	204,898
Corporate bonds	—	41,113	—	41,113
Commingled funds (b)	—	451,246	—	451,246
Life insurance company general accounts	—	198,049	—	198,049
Other (c)	—	114,610	15,112	129,722

Total	449,505	1,310,390	15,112	1,775,007

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	Primarily invests in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

The three levels of the fair value hierarchy are discussed in Note 18.

Level 1 assets are comprised principally of equity securities and government and municipal bonds, which are valued using unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 assets are comprised principally of commingled funds, which are valued at their net asset values that are determined by the fund family and have daily liquidity, corporate bonds, which are valued using quoted prices for identical assets in market that are not active, and life insurance company general accounts, which are valued at conversion value. Fund of funds investment, hedge funds investment that use equity long/short strategies included in level 2, which primarily invest in listed equity securities and debt securities, are valued based on net asset value.

Level 3 assets are comprised principally of collateralized loan obligation investment and private equity investment, which are valued based on prices and other relevant information such as similar market transactions and latest round of financing data.

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2011 and 2010, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2009	630	5,635	6,265
Effect of changes in consolidated subsidiaries	5,822	—	5,822
Realized gains (losses)	804	27	831
Unrealized gains (losses) relating to assets held	2,393	23	2,416
Purchases, sales, issuances and settlements, net	(656)	712	56
Transfers out of Level 3	(278)	—	(278)

Balance at March 31, 2010	8,715	6,397	15,112

Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

The Company expects to contribute 85,724 million yen to its defined benefit plans in fiscal 2012.

The benefits expected to be paid from the defined pension plans in each fiscal year 2012 – 2016 are 109,528 million yen, 110,946 million yen, 110,120 million yen, 112,717 million yen and 113,859 million yen, respectively. The aggregate benefits expected to be paid in the five years from fiscal 2017 – 2021 are 595,784 million yen. The expected benefits are based on the same assumptions used to measure the Company's benefit obligation at March 31 and include estimated future employee service.